Employee Benefits - Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Health care cost trend rate
One percent increase	$ 0.00	$ 0.00	$ 0.00
One percent decrease	$ 0.00	$ 0.00	$ 0.00
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.27%	4.45%	4.13%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.58%	4.06%	4.07%
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.57%	3.59%	3.46%
Expected return on plan assets	3.50%	1.50%	1.50%
Prior to Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	7.00%	6.50%	7.00%
After Age 65 [Member] | Net Periodic Benefit Cost Assumptions [Member]
Health care cost trend rate
Health care cost trend rate	7.00%	6.50%	7.00%